RESTRUCTURING CHARGES - Restructuring and Related Charges - 10K (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 0.5		$ (3.6)		$ 1.8	$ (3.1)	$ 10.5	$ 21.3	$ 3.5
Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	10.7	$ 9.5			10.7		9.5
Restructuring and related charges		9.5			1.2		9.5
Total expected charges	11.7				11.7
Efficiency Program [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Total expected charges		10.1					10.1
Efficiency Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	10.0	9.4			10.0		9.4
Restructuring and related charges					0.6
Total expected charges	10.0	9.5			10.0		9.5
Efficiency Program [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	0.7	0.1			0.7		0.1
Restructuring and related charges					0.6
Total expected charges	$ 1.7	0.6			$ 1.7		0.6
Integration Program [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		(1.8)					(1.8)	20.1
Restructuring and related charges							(1.8)	20.1
Total expected charges		18.3					18.3
Integration Program [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		(2.8)					(2.8)	18.9
Total expected charges		16.1					16.1
Integration Program [Member] | Inventory Write-offs and Other Manufacturing-Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.7					0.7	0.6
Total expected charges		1.3					1.3
Integration Program [Member] | Other Charges [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.3					0.3	0.6
Total expected charges		0.9					0.9
Integration Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		(3.4)					(3.4)	17.3
Total expected charges		13.9					13.9
Integration Program [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.6					0.6	1.6
Total expected charges		2.2					2.2
December 2013 Program [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.0					0.0	18.9
Restructuring and related charges				$ 13.5					$ 20.0
Total expected charges		18.9					18.9
December 2013 Program [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.0					0.0	8.9
Total expected charges		8.9					8.9
December 2013 Program [Member] | Allowances and Returns [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.0					0.0	6.5
Total expected charges		6.5					6.5
December 2013 Program [Member] | Inventory Write-offs and Other Manufacturing-Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.0					0.0	3.1
Total expected charges		3.1					3.1
December 2013 Program [Member] | Other Charges [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.0					0.0	0.4
Total expected charges		0.4					0.4
December 2013 Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.0					0.0	8.6
Total expected charges		8.6					8.6
December 2013 Program [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		0.0					0.0	$ 0.3
Total expected charges		$ 0.3					$ 0.3